SUBSEQUENT EVENTS Subsequent event (Details) - USD ($)			6 Months Ended
	Aug. 02, 2018	Jul. 16, 2018	Jun. 30, 2017	Jul. 30, 2018	Jun. 30, 2018	May 14, 2014
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 46,467,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution (in dollars per share)	$ 0.4950
Stock Issued During Period, Shares, New Issues		1,775,750
Stock Issued During Period, Value, New Issues		$ 35,000,000
East Coast Storage Assets Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		107,000,000
Payments to Acquire Property, Plant, and Equipment		$ 75,000,000
Revolving Credit Facility [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 360,000,000	$ 360,000,000
Revolving Credit Facility [Member] | Line of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 500,000,000